Background and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Background and Basis of Presentation/Collaborative Arrangements and Revenue Recognition [Abstract]
Background and Basis of Presentation

1. Background and Basis of Presentation

We are a biopharmaceutical company engaged in the discovery and development of therapeutic products in one business segment. Our operations consist primarily of research and product development activities.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in this filing. The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and Article 10 of Regulation S-X. Accordingly, since they are interim statements, the accompanying financial statements do not include all of the information and notes required by GAAP for complete financial statements. The accompanying financial statements reflect all adjustments, consisting of normal recurring adjustments, that are, in the opinion of management, necessary for a fair presentation of financial position and results of operations for the interim periods presented. Interim results are not necessarily indicative of results for a full year.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Our critical accounting policies, estimates and assumptions are described in “Management’s Discussion and Analysis of Financial Condition and Results of Operations.”

Certain prior year amounts have been reclassified to conform with the current year presentations.

A. Background

We are a biopharmaceutical company engaged in the discovery and development of therapeutic products in one business segment. Operations consist primarily of research and product development activities.

Background